Selected Quarterly Financial Data Unaudited (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011	Jul. 04, 2010	Apr. 04, 2010
Selected Quarterly Financial Data (unaudited) (Textual) [Abstract]
Litigation income net, after-tax	$ 1,022		$ 325	$ 271	$ 279	$ 67	$ 910
Product liability expense, after tax	1,217				404
Cost associated with the DePuy ASR Hip recall program, after tax	336				239
Restructuring charge, after-tax			549
Planned business Acquisition currency option and deal costs	$ 338	$ 241	$ 102